Finance Costs - Net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Finance Costs - Net [Abstract]
Schedule of Finance Costs Net
Details of net finance costs are as follows:

	Year ended December 31,
	2019	2018
Debt accretion and capitalized interest:
Promissory note (Note 7)	$501	$-
Convertible debt (Note 8)	2,105	3,429
Non-convertible debt (Note 9)	12,305	17,131
Environmental rehabilitation accretion (Note 6)	2,072	1,796
Other finance costs	681	858
Less: amounts capitalized on qualifying assets	(14,751)	(20,560)
Finance costs	2,913	2,654
Cash interest income	(218)	(237)
Restricted deposits income	(1,163)	(36)
Finance income	(1,381)	(273)
Finance costs - net	$1,532	$2,381